CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Unaudited) - USD ($) $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive loss [Member]	Accumulated deficit [Member]		Total
Balance at Dec. 31, 2020	$ 2,647	$ 928,626	$ (6,017)	$ (674,864)	[1]	$ 250,392	[1]
Balance, shares at Dec. 31, 2020	55,559,638
Stock-based compensation of options		306				306
Exercise of stock options	$ 58	(58)
Exercise of stock options, shares	951,313
Comprehensive loss			(177)	(5,198)	[1]	(5,375)	[1]
Balance at Jun. 30, 2021	$ 2,705	928,874	(6,194)	(680,062)	[1]	245,323	[1]
Balance, shares at Jun. 30, 2021	56,510,951
Balance at Dec. 31, 2021	$ 2,706	929,871	(6,357)	(677,897)		$ 248,323
Balance, shares at Dec. 31, 2021	56,539,237					56,539,237
Stock-based compensation of options		1,061				$ 1,061
Exercise of stock options	$ 5	(5)
Exercise of stock options, shares	68,779
Comprehensive loss			(1,620)	(2,028)		(3,648)
Balance at Jun. 30, 2022	$ 2,711	$ 930,927	$ (7,977)	$ (679,925)		$ 245,736
Balance, shares at Jun. 30, 2022	56,608,016					56,608,016

[1]	The Company restated previously issued condensed interim consolidated financial statements. See Note 2 and Note 13 for additional information.